Notes Payable - Summary of Company Issued and Publicly Sold Unsecured Senior Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
2024 Notes Issued On November 2018
Debt and Financial Instruments [Line Items]
Principal amount	$ 600
2024 Notes Issued On December 2018
Debt and Financial Instruments [Line Items]
Principal amount	$ 250
2022 Ten-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Nov. 28, 2012
Principal amount	$ 750
Mature date	Nov. 28, 2022
Effective interest rate	3.59%
2025 Ten-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Jun. 30, 2015
Principal amount	$ 500
Mature date	Jun. 30, 2025
Effective interest rate	4.22%
2022 Five-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Jul. 06, 2017
Principal amount	$ 900
Mature date	Jul. 06, 2022
Effective interest rate	3.08%
2027 Ten-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Jul. 06, 2017
Principal amount	$ 600
Mature date	Jul. 06, 2027
Effective interest rate	3.73%
2023 Notes
Debt and Financial Instruments [Line Items]
Issue date	Mar. 29, 2018
Principal amount	$ 1,000
Mature date	Sep. 29, 2023
Effective interest rate	3.99%
2028 March Notes
Debt and Financial Instruments [Line Items]
Issue date	Mar. 29, 2018
Principal amount	$ 500
Mature date	Mar. 29, 2028
Effective interest rate	4.50%
2024 Notes | 2024 Notes Issued On November 2018
Debt and Financial Instruments [Line Items]
Issue date	Nov. 14, 2018
Principal amount	$ 600
Mature date	May 14, 2024
Effective interest rate	4.51%
2028 November Notes
Debt and Financial Instruments [Line Items]
Issue date	Nov. 14, 2018
Principal amount	$ 400
Mature date	Nov. 14, 2028
Effective interest rate	4.99%
2025 Five-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Apr. 07, 2020
Principal amount	$ 600
Mature date	Apr. 07, 2025
Effective interest rate	3.22%
2030 April Notes
Debt and Financial Instruments [Line Items]
Issue date	Apr. 07, 2020
Principal amount	$ 400
Mature date	Apr. 07, 2030
Effective interest rate	3.54%
2026 Notes
Debt and Financial Instruments [Line Items]
Issue date	Oct. 09, 2020
Principal amount	$ 650
Mature date	Apr. 09, 2026
Effective interest rate	1.81%
2030 October Notes
Debt and Financial Instruments [Line Items]
Issue date	Oct. 09, 2020
Principal amount	$ 300
Mature date	Oct. 09, 2030
Effective interest rate	2.43%
2024 Notes | 2024 Notes Issued On December 2018
Debt and Financial Instruments [Line Items]
Issue date	Dec. 10, 2018
Principal amount	$ 250
Mature date	May 14, 2024
Effective interest rate	4.54%
2027 Five-year Notes
Debt and Financial Instruments [Line Items]
Issue date	Aug. 23, 2021
Principal amount	$ 300
Mature date	Feb. 23, 2027
Effective interest rate	1.73%
2031 Notes
Debt and Financial Instruments [Line Items]
Issue date	Aug. 23, 2021
Principal amount	$ 700
Mature date	Aug. 23, 2031
Effective interest rate	2.49%